Intangible assets - Goodwill - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Cash-generating units information
Goodwill	€ 24,246	€ 25,466	[1]	€ 25,769	€ 26,724
Grupo Santander UK
Cash-generating units information
Goodwill	7,147	8,307		8,375
Banco Santander (Brasil) S.A
Cash-generating units information
Goodwill	4,388	4,459		4,988
Santander Bank Polska SA
Cash-generating units information
Goodwill	2,427	2,402		2,473
Santander Consumer USA Holdings Inc.
Cash-generating units information
Goodwill	2,143	2,102		2,007
Santander Bank, National Association
Cash-generating units information
Goodwill	1,828	1,793		1,712
Santander Consumer Germany
Cash-generating units information
Goodwill	1,236	1,217		1,217
Santander Asset Management (SAM)
Cash-generating units information
Goodwill	1,173	1,173		1,173
Santander Portugal
Cash-generating units information
Goodwill	1,040	1,040		1,040
Santander Espana
Cash-generating units information
Goodwill	1,027	1,023		648
Banco Santander - Chile
Cash-generating units information
Goodwill	589	627		676
Santander Consumer Bank (Nordics)
Cash-generating units information
Goodwill	496	502		518
Banco Santander S.A. (Mexico)
Cash-generating units information
Goodwill	460	434		413
Other cash-generating companies
Cash-generating units information
Goodwill	€ 292	€ 387		€ 529

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).